Tidal ETF Trust
898 North Broadway, Suite 2
Massapequa, New York 11758

January 9, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add four new series, the SoFi 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF, and SoFi Gig Economy ETF, is Post-Effective Amendment No. 1 and Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions or require further information, please contact Eric Pinciss at (626) 914‑7220 or eric.pinciss@usbank.com.

Sincerely,

/s/ Eric W. Pinciss
Vice President
U.S. Bancorp Fund Services, LLC
as Sub-Administrator for the Trust